Unit Purchase Options and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Unit Purchase Options And Warrants
Unit Purchase Options and Warrants

Note 13 – Unit Purchase Options and Warrants

The following table sets forth the activity of unit purchase options:

	Number of Unit Purchase Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	4,645	$64.00	$-
Granted	-	-	-
Exercised	-	-	-
Canceled	-	-	-
Balance as of March 31, 2023	4,645	$64.00	$-

The following table sets forth the activity of warrants:

	Number of Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	25,864	$30.20	$-
Granted	422,875	12.60	92,293
Exercised	-	-	-
Canceled	-	-	-
Balance as of March 31, 2023	448,739	$14.00	$140,943

Note 13 – Unit Purchase Options and Warrants

The following table sets forth the activity of unit purchase options:

	Number of Unit Purchase Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	4,645	$64.00	$5,647
Granted	-	-	-
Exercised	-	-	-
Canceled	-	-	-
Balance as of December 31, 2022	4,645	64.00	-

The following table sets forth the activity of warrants:

	Number of Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	8,364	$72.40	$16,029
Granted	17,500	10.00	-
Exercised	-	-	-
Canceled	-	-	-
Balance as of December 31, 2022	25,864	$30.20	$-